Accrued Expenses and Other Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued Expenses and Other Payables [Abstract]
Accrued Expenses and Other Payables

NOTE 5 - ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	June 30, 2013 (Unaudited)	December 31, 2012
Accrued expenses	$20,825,044	$16,146,809
VAT and other PRC tax payable	160,421	134,483
Shop equipment and leasehold improvements payables	645,227	500,280
Amount due to a director - unsecured, interest free and no repayment date(1)	-	7,916,277
Deposit from vendors and employees	4,384,264	3,399,363

Total accrued expenses and other payables	$26,014,956	$28,097,212

(1) The amount was used for the incorporation of QKL-LQ and was fully repaid in March 2013.

NOTE 8 - ACCRUED EXPENSES AND OTHER PAYABLES

Other payables consisted of the following:

December 31,	2012	2011

Accrued expenses	$16,146,809	$8,184,785
VAT and other PRC tax payable	134,483	1,695,669
Repair, maintenance, and purchase of equipment payable	500,280	2,535,486
Amount due to a director - unsecured, interest free and no repayment date	7,916,277	-
Employee promoters bond deposit	3,399,363	1,912,716

Total other payables	$28,097,212	$14,328,656